FAIR VALUE MEASUREMENT (Detail Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value adjustments	$ 3.3	$ 1.2
Other real estate owned
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value adjustments	$ 1.2	$ 1.1